Provision For Income Taxes And Deferred Income Taxes - Summary of Reconciliation Between The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected income tax expense at statutory tax rate	$ (26,650)	$ (53,912)
Tax rate differences	(2,296)	(1,109)
Pass through and non-controlling entities	(2,183)	(7,373)
State tax expense, net	6,782	8,697
IRC Section 280E disallowance	50,521	47,100
Changes in value of deferred consideration	699	(10,103)
Loss on debt modification	0	7,554
Uncertain tax treatment (including penalties and interest)	13,245	(4,749)
Share-based compensation	2,097	3,941
Goodwill impairment	25,334	45,314
Accrued current tax penalties and interest	4,155	563
Change in valuation allowance	12,357	2,684
Change in state tax rates	4,520	622
Other	357	876
Total	$ 88,938	$ 40,107
Effective tax rate	(70.10%)	(15.60%)